SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income taxes	$ 605	$ 326	$ 1,865
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 103	$ 56	$ 317
Tax effect of non-taxable income	(21)	(21)	(174)
Tax effect of non-deductible items	456	126	289
Deferred tax			(2)
Tax incentives	(248)	(33)	(22)
Overprovision	(129)
Other			9
Income tax expense	$ 161	$ 128	$ 417